DESCRIPTION OF THE PLAN - Notes Receivable from Participants and Benefits (Details) - TD 401(k) Retirement Plan - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Allowance for credit losses on notes receivable from participants	$ 0	$ 0
Losses on participant loans on notes receivable	0	$ 0
Minimum amount that participant may borrow	1,000
Maximum amount that participant may borrow	$ 50,000
Maximum vested account balance for loans (as a percent)	50.00%
Maximum loan term	5 years
Maximum loan term if proceeds are used for the purchase of principal residence	15 years
Participant age for withdrawal from account balance	59 years 6 months
Minimum vested balance for single lump sum payment	$ 1,000
Maximum
EBP, Description of Plan [Line Items]
Interest on loans (as a percent)	9.50%
Minimum
EBP, Description of Plan [Line Items]
Interest on loans (as a percent)	3.25%